DESCRIPTION OF THE COMPANY AND NATURE OF OPERATIONS (Detail Textuals)	12 Months Ended
Dec. 31, 2015 Center Point
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Number of data centers | Center	51
Number of internet protocol service points | Point	86